Item 1. Report to Shareholders

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Value shares
                      6 Months      Year
                         Ended     Ended
                       6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98

NET ASSET VALUE
Beginning of period    $15.56    $18.88   $19.15     $17.50    $18.31    $18.24

Investment activities
  Net investment
  income (loss)          0.08      0.18     0.17       0.24      0.22      0.19

  Net realized and
  unrealized
  gain (loss)            1.37     (3.31)    0.13**     2.48      1.38      1.04

  Total from
  investment
  activities             1.45     (3.13)    0.30       2.72      1.60      1.23

Distributions
 Net investment income      -     (0.15)   (0.17)     (0.23)    (0.21)    (0.20)

 Net realized gain          -     (0.04)   (0.40)     (0.84)    (2.20)    (0.96)

 Total distributions        -     (0.19)   (0.57)     (1.07)    (2.41)    (1.16)

NET ASSET VALUE
End of period          $17.01    $15.56   $18.88     $19.15    $17.50    $18.31
                       ---------------------------------------------------------

Ratios/Supplemental Data
Total return^           9.32%  (16.58)%    1.60%     15.75%     9.16%     6.85%
Ratio of total
expenses to
average net
assets                  1.00%+    0.95%    0.94%      0.91%     0.92%     0.98%

Ratio of net
investment
income (loss)
to average
net assets              1.09%+    1.01%    0.93%      1.38%     1.14%     1.06%

Portfolio
turnover rate           23.0%+    29.6%    42.2%      55.9%     67.8%     72.1%

Net assets,
end of period
(in millions)          $1,259    $1,140   $1,322     $  989    $  851    $  775

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Value-Advisor Class shares
                                    6 Months        Year                 3/31/00
                                       Ended       Ended                 Through
                                     6/30/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE
Beginning of period                $ 15.51     $ 18.84     $ 19.14    $ 17.57

Investment activities
  Net investment
  income (loss)                       0.08        0.10        0.10       0.17*

  Net realized and
  unrealized gain (loss)              1.36       (3.24)       0.17**     2.45

  Total from
  investment activities               1.44       (3.14)       0.27       2.62

Distributions
  Net investment income                    -     (0.15)      (0.17)     (0.21)

  Net realized gain                        -     (0.04)      (0.40)     (0.84)

  Total distributions                      -     (0.19)      (0.57)     (1.05)

NET ASSET VALUE
End of period                      $ 16.95     $ 15.51     $ 18.84    $ 19.14
                                   ---------------------------------------------
Ratios/Supplemental Data
Total return^                        9.28%    (16.67)%       1.45%     15.11%*

Ratio of total expenses to
average net assets                   1.05%+      1.08%       1.06%      1.10%*+

Ratio of net investment
income (loss) to average
net assets                           1.03%+      1.08%       0.78%      1.04%*+

Portfolio turnover rate              23.0%+      29.6%       42.2%      55.9%

Net assets, end of period
(in thousands)                     $51,582     $47,116     $ 8,673    $    77

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/03.
** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

STATEMENT OF NET ASSETS                                 Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands
COMMON STOCKS  96.6%

CONSUMER DISCRETIONARY  22.1%

AUTO COMPONENTS  0.2%

Delphi                                                 300,000         $  2,589

                                                                          2,589

AUTOMOBILES  0.6%

Ford Motor                                             699,817            7,691

                                                                          7,691

HOTELS, RESTAURANTS & LEISURE  3.7%

Fairmont Hotels                                        450,000           10,530

Hilton                                               1,000,000           12,790

McDonald's                                             650,000           14,339

Starwood Hotels & Resorts Worldwide, REIT              375,000           10,721

                                                                         48,380

HOUSEHOLD DURABLES  1.7%

Fortune Brands                                         250,000           13,050

Sony ADR                                               350,000            9,800

                                                                         22,850

LEISURE EQUIPMENT & PRODUCTS  1.9%

Eastman Kodak                                          300,000            8,205

Hasbro                                                 950,000           16,616

                                                                         24,821

MEDIA  10.1%

AOL Time Warner *                                    1,300,000           20,917

Comcast, Class A *                                     424,950           12,825

Comcast, Class A, Special *                            625,000           18,019

Disney                                                 829,400           16,381

Dow Jones                                              325,000           13,985

Liberty Media, Class A *                             1,750,000           20,230

Pearson (GBP)                                          750,000            7,016

Reuters (GBP)                                        2,000,000            5,810

Viacom, Class B *                                      325,000           14,189

Washington Post, Class B                                 4,000            2,932

                                                                        132,304

MULTILINE RETAIL  2.0%

May Department Stores                                  500,000         $ 11,130

Nordstrom                                              775,000           15,128

                                                                         26,258

SPECIALTY RETAIL  1.9%

Radio Shack                                            550,000           14,470

Toys "R" Us  *                                         900,000           10,908

                                                                         25,378

Total Consumer Discretionary                                            290,271

CONSUMER STAPLES  4.9%

BEVERAGES  0.7%

Coca-Cola Enterprises                                  500,000            9,075

                                                                          9,075

FOOD & STAPLES RETAILING  1.8%

CVS                                                    500,000           14,015

Safeway *                                              500,000           10,230

                                                                         24,245

FOOD PRODUCTS  1.0%

Campbell Soup                                          525,000           12,862

                                                                         12,862

HOUSEHOLD PRODUCTS  0.7%

Clorox                                                 200,000            8,530

                                                                          8,530

TOBACCO  0.7%

Altria Group                                           198,300            9,011

                                                                          9,011

Total Consumer Staples                                                   63,723

ENERGY  6.9%

ENERGY EQUIPMENT & SERVICES  0.7%

Schlumberger                                           185,000            8,800

                                                                          8,800

OIL & GAS  6.2%

Amerada Hess                                           275,000         $ 13,524

ChevronTexaco                                          164,750           11,895

ConocoPhillips                                         198,772           10,893

Exxon Mobil                                            470,000           16,878

Marathon Oil                                           200,000            5,270

Royal Dutch Petroleum ADS                              240,000           11,189

Unocal                                                 400,000           11,476

                                                                         81,125

Total Energy                                                             89,925

FINANCIALS  21.1%

CAPITAL MARKETS  4.4%

Franklin Resources                                     360,000           14,065

J.P. Morgan Chase                                      450,000           15,381

Mellon Financial                                       300,000            8,325

Morgan Stanley                                         450,000           19,238

                                                                         57,009

COMMERCIAL BANKS  7.0%

AmSouth                                                250,000            5,460

Bank of America                                        200,000           15,806

Bank One                                               469,000           17,437

Comerica                                               295,000           13,717

FleetBoston Financial                                  560,000           16,638

U.S. Bancorp                                           900,000           22,050

                                                                         91,108

CONSUMER FINANCE  1.5%

American Express                                       475,000           19,860

                                                                         19,860

DIVERSIFIED FINANCIAL SERVICES  1.8%

Citigroup                                              225,000            9,630

Principal Financial Group                              450,000           14,512

                                                                         24,142

INSURANCE  5.9%

Berkshire Hathaway, Class A *                              175           12,687

Chubb                                                  200,000           12,000

Hartford Financial Services Group                      306,600           15,440

Prudential Financial                                   250,000         $  8,413

SAFECO                                                 350,000           12,348

Travelers Property Casualty, Class B                   375,000            5,914

UnumProvident                                          829,800           11,128

                                                                         77,930

THRIFTS & MORTGAGE FINANCE  0.5%

Freddie Mac                                            130,000            6,600

                                                                          6,600

Total Financials                                                        276,649

HEALTH CARE  7.9%

HEALTH CARE EQUIPMENT & SUPPLIES  1.2%

Becton, Dickinson                                      400,000           15,540

                                                                         15,540

HEALTH CARE PROVIDERS & SERVICES  1.3%

CIGNA                                                  240,000           11,265

IMS Health                                             300,000            5,397

                                                                         16,662

PHARMACEUTICALS  5.4%

Bristol-Myers Squibb                                   600,000           16,290

Merck                                                  550,000           33,303

Schering-Plough                                        750,000           13,950

Wyeth                                                  175,000            7,971

                                                                         71,514

Total Health Care                                                       103,716

INDUSTRIALS & BUSINESS SERVICES  15.4%

AEROSPACE & DEFENSE  4.7%

Boeing                                                 171,100            5,872

Honeywell International                                700,000           18,795

Lockheed Martin                                        125,000            5,946

Raytheon                                               408,800           13,425

Rockwell Collins                                       704,700           17,357

                                                                         61,395

AIR FREIGHT & LOGISTICS  1.0%

CNF                                                    525,000         $ 13,324

                                                                         13,324

AIRLINES  0.6%

Delta                                                  500,000            7,340

                                                                          7,340

COMMERCIAL SERVICES & SUPPLIES  1.0%

Waste Management                                       550,000           13,250

                                                                         13,250

ELECTRICAL EQUIPMENT  2.7%

Cooper Industries                                      650,000           26,845

Rockwell Automation                                    365,000            8,702

                                                                         35,547

INDUSTRIAL CONGLOMERATES  1.4%

Tyco International                                   1,000,000           18,980

                                                                         18,980

MACHINERY  2.4%

Dover                                                  225,000            6,741

Eaton                                                  165,000           12,971

Pall                                                   525,000           11,812

                                                                         31,524

ROAD & RAIL  1.6%

Norfolk Southern                                       475,000            9,120

Union Pacific                                          200,000           11,604

                                                                         20,724

Total Industrials & Business Services                                   202,084

INFORMATION TECHNOLOGY  7.0%

COMMUNICATIONS EQUIPMENT  1.6%

Lucent Technologies *                                2,700,000            5,481

Motorola                                             1,600,000           15,088

                                                                         20,569

COMPUTER & PERIPHERALS  1.6%

Hewlett-Packard                                        975,250           20,773

                                                                         20,773

ELECTRONIC EQUIPMENT & INSTRUMENTS  1.1%

Agilent Technologies *                                 700,000         $ 13,685

                                                                         13,685

IT SERVICES  0.5%

Electronic Data Systems                                325,000            6,971

                                                                          6,971

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT  1.2%

Agere Systems, Class A *                               794,448            1,851

Agere Systems, Class B *                               661,407            1,522

Applied Materials *                                    350,000            5,551

Texas Instruments                                      400,000            7,040

                                                                         15,964

SOFTWARE  1.0%

Microsoft                                              515,000           13,189

                                                                         13,189

Total Information Technology                                             91,151

MATERIALS  5.8%

CHEMICALS  3.0%

DuPont                                                 400,000           16,656

Great Lakes Chemical                                   625,000           12,750

Hercules *                                             500,000            4,950

Monsanto                                               250,000            5,410

                                                                         39,766

METALS & MINING  0.8%

Alcoa                                                  415,000           10,583

                                                                         10,583

PAPER & FOREST PRODUCTS  2.0%

Bowater                                                400,000           14,980

MeadWestvaco                                           425,000           10,497

                                                                         25,477

Total Materials                                                          75,826

TELECOMMUNICATION SERVICES  2.7%

DIVERSIFIED TELECOMMUNICATION SERVICES  2.7%

AT&T                                                   340,000       $    6,545

Qwest Communications International *                 2,700,000           12,906

Sprint                                               1,100,000           15,840

Total Telecommunication Services                                         35,291


UTILITIES  2.8%

ELECTRIC UTILITIES  1.7%

Constellation Energy Group                             145,000            4,974

Pinnacle West Capital                                  250,000            9,362

TXU                                                    333,000            7,476

                                                                         21,812
GAS UTILITIES  0.9%

NiSource                                               660,000           12,540

                                                                         12,540

MULTI-UTILITIES & UNREGULATED POWER  0.2%

El Paso Energy                                         350,000            2,828

                                                                          2,828

Total Utilities                                                          37,180

Total Common Stocks (Cost  $1,387,497)                                1,265,816


CONVERTIBLE PREFERRED STOCKS  0.0%

Chubb, 7.00%                                            17,900              457

Total Convertible Preferred Stocks (Cost  $447)                             457

SHORT-TERM INVESTMENTS  3.1%

MONEY MARKET FUNDS  3.1%

T. Rowe Price Reserve Investment Fund, 1.16% #      39,822,536           39,823

Total Short-Term Investments (Cost  $39,823)                             39,823

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

99.7% of Net Assets (Cost $1,427,767)                                $1,306,096

Other Assets Less Liabilities                                             4,115

NET ASSETS                                                           $1,310,211
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $    8,541

Undistributed net realized gain (loss)                                  (28,062)

Net unrealized gain (loss)                                             (121,671)

Paid-in-capital applicable to 77,046,092
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000
shares authorized                                                     1,451,403

NET ASSETS                                                           $1,310,211
                                                                     ----------

NET ASSET VALUE PER SHARE
Value shares
($1,258,628,707/74,002,365 shares outstanding)                       $    17.01
                                                                     ----------

Value-Advisor Class shares
($51,582,170/3,043,727 shares outstanding)                           $    16.95
                                                                     ----------

     #    Seven-day yield
     *    Non-income producing
     ADR  American Depository Receipts
     ADS  American Depository Shares
     GBP  British pound
     REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                     6 Months
                                                                        Ended
                                                                      6/30/03

Investment Income (Loss)

Income

  Dividend                                                       $     11,978

  Income distributions from mutual funds                                  259

  Securities lending                                                      115

  Total income                                                         12,352

Expenses

  Investment management                                                 3,987

  Shareholder servicing

    Value shares                                                        1,678

    Value-Advisor Class shares                                             24

  Prospectus and shareholder reports

    Value shares                                                           72

    Value-Advisor Class shares                                              2

  Custody and accounting                                                   72

  Distribution - Value-Advisor Class shares                                58

  Registration                                                             37

  Legal and audit                                                          10

  Directors                                                                 5

  Total expenses                                                        5,945

  Expenses paid indirectly                                                (42)

  Net expenses                                                          5,903

Net investment income (loss)                                            6,449

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                          (28,714)

  Foreign currency transactions                                            (4)

  Net realized gain (loss)                                            (28,718)

Change in net unrealized gain (loss) on securities                    134,257

Net realized and unrealized gain (loss)                               105,539

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $    111,988
                                                                 ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                   6 Months              Year
                                                      Ended             Ended
                                                    6/30/03          12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                 $      6,449      $     13,407

  Net realized gain (loss)                          (28,718)            5,586

  Change in net unrealized gain (loss)              134,257          (270,671)

  Increase (decrease) in net assets
  from operations                                   111,988          (251,678)

Distributions to shareholders

  Net investment income

    Value shares                                          -           (10,866)

    Value-Advisor Class shares                            -              (449)

  Net realized gain

    Value shares                                          -            (2,896)

    Value-Advisor Class shares                            -              (120)

  Decrease in net assets from distributions               -           (14,331)

Capital share transactions *

  Shares sold

    Value shares                                    167,561           552,078

    Value-Advisor Class shares                        5,890            57,645

  Distributions reinvested

    Value shares                                          -            13,154

    Value-Advisor Class shares                            -               568

  Shares redeemed

    Value shares                                   (157,062)         (484,036)

    Value-Advisor Class shares                       (5,635)          (16,285)

  Increase (decrease) in net assets from
  capital share transactions                         10,754           123,124

Net Assets
Increase (decrease) during period                   122,742          (142,885)

Beginning of period                               1,187,469         1,330,354

End of period                                  $  1,310,211      $  1,187,469
                                               ---------------------------------

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                   6 Months              Year
                                                      Ended             Ended
                                                    6/30/03          12/31/02
*Share information

  Shares sold
    Value shares                                     10,761            30,755
    Value-Advisor Class shares                          378             3,600

  Distributions reinvested
    Value shares                                          -               840
    Value-Advisor Class shares                            -                37

  Shares redeemed
    Value shares                                    (10,053)          (28,307)
    Value-Advisor Class shares                         (373)           (1,058)

  Increase (decrease) in shares outstanding             713             5,867

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The fund has two classes of shares: Value Fund (Value class), offered since September 30, 1994, and Value Fund-Advisor Class (Advisor Class), which was first offered on March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Class Accounting
     The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $42,000 and $0, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $143,977,000 and $132,978,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     At June 30, 2003, the cost of investments for federal income tax purposes was $1,427,767,000. Net unrealized loss aggregated $121,671,000 at period-end, of which $101,882,000 related to appreciated investments and $223,553,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $729,000.

     Through December 31, 2003, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.10%. Thereafter, through December 31, 2005, the Advisor is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.10% for the Advisor Class. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Value class. Expenses incurred pursuant to these service agreements totaled $1,120,000 for the six months ended June 30, 2003, of which $194,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the Value class was charged $223,000 for shareholder servicing costs related to the college savings plans, of which $178,000 was for services provided by Price and $50,000 was payable at period-end. At June 30, 2003, approximately 8.3% of the outstanding shares of the Value class were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the Value class was allocated $44,000 of Retirement Funds' expenses, of which $24,000 related to services provided by Price and $1,000 was payable at period-end. At June 30, 2003, approximately 2.7% of the outstanding shares of the Value class were held by the Retirement Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $259,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003